Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and contingencies
Commitments and contingencies

15   Commitments and contingencies

a     Commitments

Future minimum lease payments for operating lease liabilities as of December 31, 2021 are disclosed in Note 8.

As of December 31, 2021, the Group’s future minimum commitments under non-cancelable agreements were as follows:

		Less than One	Over One
	Total	Year	Year
	RMB	RMB	RMB
Purchase commitments	957	912	45
Capital commitments	834	586	248
Total	1,791	1,498	293

Purchase commitments mainly include commitments for enterprise routine operations.

Capital commitments mainly include commitments for budget management system and the payments on leasehold improvements.

b     Contingencies

The Group assesses, in conjunction with its legal counsel, the need to record a liability for litigation and contingencies. With respect to the cases described above, the Group evaluates the associated developments on a regular basis and accrues a liability as management believes a loss is probable and the amount can be reasonably estimated.

As of December 31, 2021, management evaluates the claims, lawsuits, investigations and proceedings, including un-asserted claims that are probable to be assessed, that have in the recent past had, or to the Group’s knowledge, are reasonably possible to have, a material impact on the Group’s financial position results of operations as follows:

As of December 31,
2021
RMB
Labor arbitration with employees	833
Legal cases of dispute with students	498
Legal cases of dispute with agents	456
Other legal cases	5
1,792